Background and Nature of Operations (Details) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	May 13, 2019	Jul. 10, 2016 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Transaction & Prior Period Expense
Shares Exchange Ratio due to Reverse Capitalization	132.13667
Cost of revenues, excluding depreciation and amortization			$ (87,629)	$ (102,042)	$ (176,896)	$ (207,212)	$ (396,499)	$ (394,215)
Selling, general and administrative costs, excluding depreciation and amortization			$ (92,453)	(92,394)	$ (184,749)	(187,721)	$ (369,377)	(343,143)
Prior Period Expense | As Previously Reported
Transaction & Prior Period Expense
Cost of revenues, excluding depreciation and amortization				(117,514)		(240,416)		(422,213)
Selling, general and administrative costs, excluding depreciation and amortization				(76,922)		(154,517)		(318,887)
Prior Period Expense | Adjustments
Transaction & Prior Period Expense
Cost of revenues, excluding depreciation and amortization				15,472		33,204		27,949
Selling, general and administrative costs, excluding depreciation and amortization				(15,472)		(33,204)		(27,949)
Prior Period Expense | As Reclassified
Transaction & Prior Period Expense
Cost of revenues, excluding depreciation and amortization				(102,042)		(207,212)		(394,264)
Selling, general and administrative costs, excluding depreciation and amortization				$ (92,394)		$ (187,721)		$ (346,836)
The 2016 Transaction
Transaction & Prior Period Expense
Total consideration		$ 3,566,599